Current and long-term debt (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Schedule of Detailed Information about Current and Long-term Debt
The following is a breakdown of the current and non-current portion of our debt outstanding as of December 31, 2020 and December 31, 2019:

	At December 31,
In thousands of U.S. dollars	2020	2019
Current portion of bank debt (1)	$172,705	$235,482
Finance lease (2)	131,736	122,229
Current portion of long-term debt	304,441	357,711

Non-current portion of bank debt and bonds (3)	971,172	999,268
Finance lease (4)	1,139,713	1,195,494
	$2,415,326	$2,552,473
(1)The current portion at December 31, 2020 was net of unamortized deferred financing fees of $1.8 million. The current portion at December 31, 2019 was net of unamortized deferred financing fees of $1.2 million.
(2)The current portion at December 31, 2020 was net of unamortized deferred financing fees of $0.9 million. The current portion at December 31, 2019 was net of unamortized deferred financing fees of $0.8 million.
(3)The non-current portion at December 31, 2020 was net of unamortized deferred financing fees of $12.0 million. The non-current portion at December 31, 2019 was net of unamortized deferred financing fees of $7.6 million.
(4)The non-current portion at December 31, 2020 was net of unamortized deferred financing fees of $7.8 million. The non-current portion at December 31, 2019 was net of unamortized deferred financing fees of $7.1 million.
December 31, 2020:

		Activity				Balance as of December 31, 2020 consists of:
In thousands of U.S. dollars	Carrying Value as of December 31, 2019	Drawdowns	Repayments	Other Activity(1)	Carrying Value as of December 31, 2020	Current	Non-Current
KEXIM Credit Facility	199,014	—	(183,082)	—	15,932	15,932	—
ABN AMRO Credit Facility	91,954	—	(91,954)	—	—	—	—
ING Credit Facility	131,439	77,985	(18,076)	—	191,348	50,313	141,035
2018 NIBC Credit Facility	31,621	3,125	(3,680)	—	31,066	31,066	—
2017 Credit Facility	131,499	—	(131,499)	—	—	—	—
Credit Agricole Credit Facility	88,466	—	(8,568)	778	80,676	7,837	72,839
ABN AMRO / K-Sure Credit Facility	43,726	—	(3,851)	712	40,587	3,173	37,414
Citibank / K-Sure Credit Facility	91,086	—	(8,416)	1,808	84,478	6,697	77,781
ABN / SEB Credit Facility	103,325	6,312	(11,781)	—	97,856	12,347	85,509
Hamburg Commercial Bank Credit Facility	42,150	1,429	(3,264)	—	40,315	3,292	37,023
Prudential Credit Facility	55,463	—	(5,085)	—	50,378	5,546	44,832
2019 DNB / GIEK Credit Facility	—	55,500	(2,937)	—	52,563	7,113	45,450
BNPP Sinosure Credit Facility	—	101,461	(6,728)	—	94,733	10,143	84,590
2020 $225.0 Million Credit Facility	—	216,700	(7,810)	—	208,890	21,001	187,889
Ocean Yield Lease Financing	148,235	—	(11,024)	188	137,399	11,065	126,334
CMBFL Lease Financing (4)	56,473	—	(57,063)	590	—	—	—
BCFL Lease Financing (LR2s)	90,384	1,773	(8,724)	541	83,974	9,095	74,879
CSSC Lease Financing (5)	233,727	—	(94,908)	(1,870)	136,949	11,430	125,519
CSSC Scrubber Lease Financing	10,976	1,568	(8,101)	—	4,443	3,920	523
BCFL Lease Financing (MRs)	87,810	1,926	(11,988)	—	77,748	13,000	64,748
2018 CMBFL Lease Financing	126,429	10,125	(11,561)	—	124,993	13,007	111,986

$116.0 Million Lease Financing	106,040	5,653	(7,892)	—	103,801	9,392	94,409
AVIC Lease Financing	127,309	4,600	(12,177)	—	119,732	13,327	106,405
China Huarong Lease Financing	123,750	—	(13,500)	—	110,250	13,500	96,750
$157.5 Million Lease Financing	137,943	—	(14,143)	—	123,800	14,143	109,657
COSCO Lease Financing	76,450	—	(7,700)	—	68,750	7,700	61,050
2020 CMBFL Lease Financing	—	45,383	(810)	—	44,573	3,242	41,331
2020 TSFL Lease Financing	—	47,250	—	—	47,250	3,321	43,929
2020 SPDB-FL Lease Financing	—	96,500	—	—	96,500	6,495	90,005
IFRS 16 - Leases - 7 Handymax (See Note 6) (2)	12,778	1,643	(12,174)	—	2,247	2,247	—
IFRS 16 - Leases - 3 MR (See Note 6)	44,192	—	(7,256)	—	36,936	7,667	29,269
$670.0 Million Lease Financing (see Note 6) (3)	513,004	138,770	(58,483)	—	593,291	46,764	546,527
Unsecured Senior Notes Due 2020	53,750	—	(53,750)	—	—	—	—
Unsecured Senior Notes Due 2025	—	28,100	—	—	28,100	—	28,100
Convertible Notes due 2022	180,050	—	(47,750)	8,413	140,713	—	140,713
	$3,139,043	$845,803	$(925,735)	$11,160	$3,070,271	$363,775	$2,706,496
Less: deferred financing fees	(16,596)	(15,233)	—	9,358	(22,471)	(2,656)	(19,815)
Total	$3,122,447	$830,570	$(925,735)	$20,518	$3,047,800	$361,119	$2,686,681
(1)    Relates to non-cash accretion or amortization of (i) obligations which were assumed as part of the acquisition of Navig8 Product Tankers Inc. and recorded at fair value (described below), and (ii) accretion of our Convertible Notes due 2022.
(2)    Drawdowns related to this arrangement represents the non-cash entry to record lease liabilities of $1.6 million when certain of these leases were modified in 2020.
(3)    Drawdowns related to this arrangement represents the non-cash entry to record lease liabilities of $138.8 million on the commencement date of the leases for four vessels that were acquired as part of the Trafigura Transaction and delivered from the shipyard throughout 2020.
(4)    Other activity for this arrangement consists of (i) accretion of the discount; and (ii) the write-off of the discount of $0.4 million related to the refinancing of existing indebtedness on certain vessels.
(5)    Other activity for this arrangement consists of (i) the write-off of the premium of $1.1 million related to the refinancing of existing indebtedness on certain vessels and (ii) amortization of the premium on the remaining vessels that were not refinanced.
The table below details the dividends issued during the years ended December 31, 2020 and 2019, and the corresponding effect on the conversion rate of the Convertible Notes due 2022:

Record Date	Dividends per share	Share Adjusted Conversion Rate (1)
March 13, 2019	$0.10	25.4799
June 5, 2019	$0.10	25.5767
September 10, 2019	$0.10	25.6637
November 25, 2019	$0.10	25.7401
March 2, 2020	$0.10	25.8763
June 1, 2020	$0.10	26.0200
September 9, 2020	$0.10	26.2463
November 23, 2020	$0.10	26.4810
(1) Per $1,000 principal amount of the Convertible Notes.

	For the year ended December 31,
In thousands of U.S. dollars	2020	2019	2018
Interest expense on debt (including all lease financing arrangements) (1)	$132,423	$162,738	$145,871
Accretion of convertible notes (as described in Note 12)	8,413	11,375	13,225
Amortization of deferred financing fees	6,657	7,041	10,541
Loss on extinguishment of debt and write-off of deferred financing fees (2)	4,056	1,466	13,212
Accretion of premiums and discounts on assumed debt(3)	3,422	3,615	3,779
Total financial expenses	$154,971	$186,235	$186,628

(1)     The decrease in interest expense is primarily attributable to lower LIBOR rates. As a result of the COVID-19 pandemic, LIBOR rates decreased significantly during the year ended December 31, 2020. Additionally, we were able to lower the weighted average margin on our variable rate debt through various refinancing initiatives commencing in the fourth quarter of 2019 and throughout 2020. The combination resulted in lower interest expense for the year ended December 31, 2020 compared to December 31, 2019 despite the increase in the average carrying value of our debt to $3.13 billion from $2.91 billion as of December 31, 2020 and 2019, respectively.
The increase in interest expense during the year ended December 31, 2019 was result of the increase in the average carrying value of our debt balance, from $2.81 billion during the year ended December 31, 2018 to $2.91 billion during the year ended December 31, 2019, partially offset by the decrease in LIBOR during the year ended December 31, 2019 as compared to the year ended December 31, 2018. The increase in the average carrying value of our debt balance was primarily due to the Trafigura Transaction and the assumption of $531.5 million of obligations under leasing arrangements (which closed in September 2019 and thus did not impact the entire year ended December 31, 2019) combined with our scrubber financings.
    Interest payable during those periods was offset by interest capitalized of $1.4 million, $2.8 million and $0.2 million, during the years ended December 31, 2020, 2019 and 2018 respectively.
(2)     The loss on extinguishment of debt and write-off of deferred financing fees during the year ended December 31, 2020 include (i) $2.7 million of write-offs of deferred financing fees related to the refinancing of existing indebtedness on certain vessels, (ii) $2.0 million of cash prepayment fees, primarily from the CSSC Lease Financing (as described in Note 12), offset by (iii) $0.7 million of write-offs of the premium and discounts related to the refinancing of existing indebtedness on certain vessels. The loss on extinguishment of debt and write-off of deferred financing fees during the year ended December 31, 2019 includes write-offs of deferred financing fees of (i) $1.2 million related to the refinancing of existing indebtedness on certain vessels, and (ii) $0.3 million related to the redemption of the Senior Notes due 2019 (as described in Note 12). The loss on extinguishment of debt and deferred financing fees write-off during the year ended December 31, 2018 includes write-offs of deferred financing fees of (i) $1.2 million related to the exchange of our Convertible Notes due 2019 in May and July 2018 (as described in Note 12) and (ii) $12.0 million related to the refinancing of the existing indebtedness on certain vessels.
(3) The accretion of premiums and discounts represent the accretion or amortization of the fair value adjustments relating to the indebtedness assumed as part of the 2017 acquisition of Navig8 Product Tankers Inc.